Other equity - Summary of Retained Earnings / (Losses) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Loss for the year	₨ (7,818)	₨ (2,696)	₨ 2,646
Acquisition of interest by NCI in subsidiaries	37	852
Repurchase of vested stock options	(646)
Others	(121)
Retained earnings / (losses)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Beginning balance	1,207	1,894
Loss for the year	(7,818)	(2,696)
Re-measurement loss on defined benefit plans (net of tax)	(7)	(9)
Forfeiture of vested options	(3)	132
Acquisition of interest by NCI in subsidiaries	29	5
Repurchase of vested stock options	(470)
Debenture redemption reserve created during the year	(117)	(33)
Debenture redemption reserve released on account of repayment of debentures	811	1,914
Others	(121)
Ending balance	₨ (6,489)	₨ 1,207	₨ 1,894